Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Loss and Comprehensive Loss [Abstract]
REVENUES	$ 1,864,709	$ 664,922	$ 1,620
EXPENSES
Cost of Sales			170
Amortization (Note 6)	323,060	327,221	29,642
Amortization of intangible assets (Note 8)	1,706,972	2,530,590	2,965,035
Consulting fees (Note 12)	624,136	814,128	1,177,405
Foreign exchange loss	33,160	38,797	147,273
Office and miscellaneous expenses	343,240	424,992	854,242
Interest expense	233,388	225,334	77,669
Interest expense on lease obligations (Note 17)	80,640	104,384
Professional fees	1,047,086	445,603	621,979
Salaries and wages (Note 10 and 12)	3,440,720	3,252,789	2,074,554
Sales and marketing	652,303	787,398	199,412
Software and delivery costs	346,005	244,594	451,410
Share-based compensation (Note 11)	1,407,414	839,249	651,316
Operating loss	(8,373,415)	(9,370,157)	(9,248,487)
Finance expense (Note 10)	(371,061)	(257,448)	(125,903)
Loss on disposal of marketable securities (Note 11)	(508,050)
Other (expense) income	(18,634)		1,219
Loss and comprehensive loss	(9,271,160)	(9,627,605)	(9,373,171)
Loss and comprehensive loss attributable to:
Shareholders	(7,748,575)	(6,869,121)	(4,631,477)
Non-controlling interest	(1,522,585)	(2,758,484)	(4,741,694)
Comprehensive income	$ (9,271,160)	$ (9,627,605)	$ (9,373,171)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.84)	$ (0.98)	$ (0.86)
Weighted average common shares outstanding (in Shares)	9,724,701	7,032,150	5,398,326